Cover	May 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2026
Entity Registrant Name	YORK SPACE SYSTEMS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43088
Entity Tax Identification Number	39-4190941
Entity Address, Address Line One	6060 S Willow Drive
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	537-2655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	YSS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002086587
Amendment Flag	false